CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total		Total attributable to equity holders [Member]		Shareholders Contributions, Total Common Stock [Member]		Shareholders Contributions, Common Stock [Member]		Shareholders Contributions, Inflation Adjustment to Common Stock [Member]		Shareholders Contributions, Treasury Shares, Common Stock [Member]		Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member]		Acquisition Cost of Treasury Shares [Member] [2]	Retained Earnings, Accumulated Retained Earnings [Member]		Retained Earnings, Legal Reserve [Member]		Retained Earnings, Future Dividend Reserve [Member]		Retained Earnings, Future Capital Expenditure Reserve [Member]		Retained Earnings, Subtotal [Member]		Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2015	$ 18,649,007	[1]	$ 18,648,992	[1]	$ 18,667,034	[1]	$ 794,495	[1]	$ 17,872,539	[1]	$ 0	[1],[2]	$ 0	[1],[2]	$ 0	$ (1,313,105)	[1]	$ 613,770	[1]	$ 247,320	[1]	$ 433,973	[1]	$ (18,042)	[1]	$ 15	[1]
Resolutions of the Board of Director's Meeting
Cash dividends distribution	(226,899)		(226,899)		0		0		0							0		0		(226,899)		0		(226,899)		0
Resolutions of the Extraordinary and Ordinary Shareholders' Meeting
Future dividends reserve	0		0		0		0		0							(6,027)		0		0		6,027		0		0
Derecognition of Reserves	0		0		0		0		0							364,822		0		0		(364,822)		0		0
Comprehensive income for the year	1,106,295	[1],[3]	1,106,293		0		0		0		0		0		0	1,106,293		0		0		0		1,106,293		2
Balance at end of period at Dec. 31, 2016	19,528,403	[1]	19,528,386	[1]	18,667,034	[1]	794,495	[1]	17,872,539	[1]	0	[1],[2]	0	[1],[2]	0	151,983	[1]	613,770	[1]	20,421	[1]	75,178	[1]	861,352	[1]	17	[1]
Resolutions of the Extraordinary and Ordinary Shareholders' Meeting
Legal reserve	0		0		0		0		0							(36,451)		36,451		0		0		0		0
Future dividends reserve	0		0		0		0		0							(1,536,819)		0		1,536,819		0		0		0
Derecognition of Reserves	0		0		0		0		0							5,327		0		0		(5,327)		0		0
Cash dividends payment/distribution to non-controlling interest	(7)		0		0		0		0							0		0		0		0		0		(7)
Comprehensive income for the year	5,751,193	[1]	5,751,191		0		0		0		0		0		0	5,751,191		0		0		0		5,751,191		2
Balance at end of period at Dec. 31, 2017	25,279,589	[1]	25,279,577	[1]	18,667,034	[1]	794,495	[1]	17,872,539	[1]	0	[1],[2]	0	[1],[2]	0	4,335,231	[1]	650,221	[1]	1,557,240	[1]	69,851	[1]	6,612,543	[1]	12	[1]
Resolutions of the Board of Director's Meeting
Cash dividends distribution	(4,329,188)		(4,329,188)		0		0		0		0	[2]	0	[2]	0	0		0		(4,329,188)		0		(4,329,188)		0
Resolutions of the Extraordinary and Ordinary Shareholders' Meeting
Future dividends reserve	0		0		0		0		0		0	[2]	0	[2]	0	(3,763,575)		0		3,763,575		0		0		0
Treasury shares purchase	(1,420,926)		(1,420,926)		(1,420,926)		(13,601)		(305,956)		13,601	[2]	305,956	[2]	(1,420,926)	0		0		0		0		0		0
Cash dividends payment/distribution to non-controlling interest	(6)		0		0		0		0		0	[2]	0	[2]	0	0		0		0		0		0		(6)
Comprehensive income for the year	11,415,836		11,415,832		0		0		0		0	[2]	0	[2]	0	11,415,832		0		0		0		11,415,832		4
Balance at end of period at Dec. 31, 2018	$ 30,945,305		$ 30,945,295		$ 17,246,108		$ 780,894		$ 17,566,583		$ 13,601	[2]	$ 305,956	[2]	$ (1,420,926)	$ 11,987,488		$ 650,221		$ 991,627		$ 69,851		$ 13,699,187		$ 10

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	Corresponds to 13,600,780 shares of par value Ps. 1 each, equivalent to 1.71% of the share capital. The acquisition cost of these shares amounted to Ps. 1,420,926. See Note 19. c - Acquisition of treasury shares to the consolidated financial statements.
[3]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.